Artisan Sustainable Emerging Markets Fund Investment Risks - Artisan Sustainable Emerging Markets Fund	Nov. 13, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal RisksLike all funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund. The value and trading price of the Fund's ETF Shares varies from day to day and over time, and when you sell your shares they may be worth less than what you paid for them. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value. The Fund’s principal risks include:■ETF Structure Risks—The Fund’s ETF Shares operate as an ETF and are subject to risks related to exchange trading, including: ○The Fund’s ETF Shares are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and are bought and sold on the secondary market at market prices. Although it is expected that the market price of the Fund’s ETF Shares will typically approximate the Fund’s NAV, there may be times when the market price reflects a significant premium or discount to NAV. ○Although the Fund’s ETF Shares are listed on the Exchange, it is possible that an active trading market in the Fund’s ETF Shares may not be maintained. In stressed market conditions, the market for the Fund’s ETF Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings, which could lead to wider bid/ask spreads and differences in the market price of the Fund’s ETF Shares and the underlying value of those shares. ○The Fund’s ETF Shares could potentially face trading halts and/or delisting from the Exchange. This risk is heightened in times of market stress, including at both the Fund ETF Share level and at the Fund holdings level. ○Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund with respect to ETF Shares, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). In addition, to the extent that securities held by the Fund are traded outside a collateralized settlement system, Authorized Participants may be required to post collateral on certain trades on an agency basis (on behalf of other market participants), which only a limited number of Authorized Participants may be able to do. To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the ETF Shares of the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund’s ETF Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Market Risks—Markets may perform poorly and the securities in which the Fund invests may underperform the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions, intervention and/or policies, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic, political, regulatory or other news.
Active Management Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Active Management Risks—The success of the Fund is dependent on the team’s investment decisions, which are based, in part, on the research process employed by the team. The portfolio securities selected by the team may decline in value or not increase in value when the market indices, including relevant benchmark indices, are rising, in which case the Fund could experience losses regardless of the performance of the market indices.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	■Foreign Investing Risks—Foreign securities may underperform US securities and may be more volatile than US securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks, including less liquidity, high inflation rates and unfavorable economic practices; and political instability and expropriation and nationalization risks.
Emerging and Developing Markets Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Emerging and Developing Markets Risks—Investment risks typically are greater in emerging and less developed markets, including “frontier markets”, which are a subset of emerging markets and less developed markets that, generally, have smaller economies and less mature capital markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. Their securities markets may be less developed, and securities in those markets are generally more volatile and less liquid than those in the developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war or ethnic, religious or racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight. Such risks may be greater in frontier markets.
China-Related Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	China-Related Risks: Because the Fund may have a significant exposure to China, it is particularly affected by events or factors relating to China, which may increase risk and volatility.
Sustainable Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Sustainable Investing Risks—When the team considers certain ESG metrics as part of its sustainability assessment and when making investment decisions, there is a risk that the Fund may forgo otherwise attractive investment opportunities and, therefore, may underperform funds that do not consider such ESG metrics or perform such sustainability assessments. For example, the team may decide not to purchase, or underweight its investment in, certain securities when they otherwise would have decided to purchase or make a more significant investment in such securities on account of other investment considerations. It is also possible that the team may decide to purchase, or overweight its investment in, certain securities based on its sustainability assessment when it might be otherwise disadvantageous to do so based on other investment considerations. Data or information from third-party research providers utilized by the team in connection with its sustainability assessments may differ from data or information provided by other third-party research providers and may be unreliable and/or inaccurate. In addition, there is a risk that the companies that the team identifies as having sustainable growth potential do not operate or perform as expected. There is no guarantee that such companies will achieve their sustainable growth potential.
Geopolitical Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Geopolitical Risks—Geopolitical events adversely affect global economies and securities markets, subjecting the Fund's investments to related risks. War, terrorism, global health crises and pandemics, sanctions, tariffs, the imposition of exchange controls or other cross-border trade barriers and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on the US and world economies and markets generally. For example, military action by Russia in Ukraine, conflicts in the Middle East, US action in Venezuela and similar events and conflicts around the globe could affect the value of the Fund's investments, including beyond the Fund's direct exposure to issuers in the relevant countries or nearby geographic regions. In addition, the US has in the past imposed economic sanctions on certain countries, which may consist of asset freezes, restrictions on dealings in debt and equity, and certain industry-specific restrictions. Sanctions impair the ability of the Fund to buy, sell, receive or deliver those securities and/or assets that are subject to the sanctions, and the extent and duration of sanctions, and resulting market disruptions, are impossible to predict and could be substantial.
Currency Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Currency Risks—Foreign securities usually are denominated and traded in foreign currencies and the exchange rates between foreign currencies and the US dollar fluctuate continuously. The Fund’s performance will be affected by its direct or indirect exposure, which may include exposure through US dollar denominated depositary receipts and participation certificates, to a particular currency due to favorable or unfavorable changes in currency exchange rates relative to the US dollar. The Fund’s direct or indirect exposure to a particular currency may be hedged to mitigate currency volatility or because the Fund believes a currency is overvalued. There can be no guarantee that any hedging activity will be successful. Hedging activity and/or use of forward foreign currency contracts may mitigate the risk of loss from changes in currency exchange rates, but also may reduce or limit the opportunity for gain and involves counterparty risk, which is the risk that the contracting party will not fulfill its contractual obligation to deliver the currency contracted for at the agreed upon price to the Fund.
Small and Medium-Sized Company Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Small and Medium-Sized Company Risks—Securities of small and medium-sized companies tend to be more volatile and less liquid than securities of large companies. Compared to large companies, small and medium-sized companies typically may have analyst coverage by fewer brokerage firms – meaning they may trade at prices that reflect incomplete or inaccurate information. Smaller companies may have a shorter history of operations, less access to financing and a less diversified product line – making them more susceptible to market pressures and more likely to have volatile security prices. During some periods, securities of small and medium-sized companies, as an asset class, have underperformed the securities of larger companies.
Growth Investing Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Growth Investing Risks—Growth stocks may fall out of favor with investors and underperform other asset types during given periods. A company may never achieve the earnings growth the team anticipated.
Risks of Emphasizing a Region Country Sector or Industry [Member]
Prospectus [Line Items]
Risk [Text Block]	■Risks of Emphasizing a Region, Country, Sector or Industry—If the Fund has invested a higher percentage of its total assets in a particular region, country, sector or industry, changes affecting that region, country, sector or industry may have a significant impact on the performance of the Fund’s overall portfolio.
Participation Certificate Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Participation Certificate Risks—Investing in a participation certificate subjects the Fund to the risks associated with an investment in the underlying equity security and also exposes the Fund to counterparty risk, which is the risk that the bank or broker-dealer that issues the certificate will not fulfill its contractual obligation to timely pay the Fund the amount owed under the certificate.
Operational and Cybersecurity Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	■Operational and Cybersecurity Risks—Operational failures, cyber-attacks or other disruptions that affect the Fund’s service providers, the Fund’s counterparties, other market participants or the issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Like all funds, the Fund takes investment risks and it is possible for you to lose money by investing in the Fund.